Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	1,074,245
Proposed Maximum Offering Price per Unit	2.6721
Maximum Aggregate Offering Price	$ 2,870,490.07
Fee Rate	0.01531%
Amount of Registration Fee	$ 439.47
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	The amount of the registration fee was calculated in accordance with Rule 457 under the Securities Act by multiplying the aggregate offering price by 0.00015310.

(3)	Represents shares of Common Stock that may be issued under the Registrant’s 2024 Equity Incentive Plan.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The price of $2.6721 per share represents the average high and low sales prices of the Common Stock as quoted on NYSE American on July 30, 2025.